Note 8 - Convertible Promissory Note (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Feb. 13, 2025	Dec. 20, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 17.6		$ 11.54
Gain (Loss) on Extinguishment of Debt			$ (1,353)	$ 0
Conversion of Promissory Note to Common Stock [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 3
Debt Conversion, Converted Instrument, Shares Issued (in shares)	800,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	$ (9,369)
Debt Conversion, Converted Instrument, Fair Value of Shares Issued	12,368
Gain (Loss) on Extinguishment of Debt	(1,353)
Exercise of Conversion Options, Transaction Costs	$ 29
Convertible Promissory Note Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 4
Convertible Promissory Note [Member]
Debt Instrument, Face Amount		$ 2,400
Debt Instrument, Unamortized Discount		360
Proceeds from Issuance of Debt		$ 2,040
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 3